Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Deferred Tax Assets, Gross	$ 4,865,610	$ 3,954,920
Deferred Tax Assets, Operating Loss Carryforwards	3,025,852	2,494,887
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	13,028,615
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	2,578,417
Deferred Tax Assets, Valuation Allowance	4,865,610	3,954,920
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	1,746	1,546
Unrecognized Tax Benefits, Income Tax Penalties Accrued	204	332
Income Tax Examination, Penalties and Interest Accrued	19,218	17,268
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	19,535	$ 20,073
AOS Acquisition [Member]
Deferred Tax Assets, Gross			$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards	$ 672,000		$ 4,455,525